Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000061366 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Class A
Trading Symbol	AWTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class A / AWTAX	$141	1.22%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a global equity portfolio that invests across the water value chain in companies engaged in improving the sustainability of global water resources. The Fund’s investments are focused on water infrastructure and equipment and technology companies that enhance water supply, quality, and efficiency. Across water end-markets, which include the largest customers of water and water infrastructure, the largest contributors to performance relative to the Fund’s style-specific benchmark for the 12-month period were underweight positions in international industrials and U.S. water utilities and overweight positions in engineering & consulting companies and the municipal end-market, which includes water and wastewater utilities. The largest detractors were an underweight to international utilities and an overweight to U.S. industrials. Among individual securities, the biggest contributors to performance relative to the Fund’s style-specific benchmark for the 12-month period were Core & Main, American States Water, Arcadis, Tetra Tech, and Middlesex Water. The biggest detractors from performance during the period were Idex, Veralto, Essential Utilities, Danaher, and Veolia. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
International industrials	Positive	The Fund had an underweight to emerging markets companies that are exposed to industrial water applications. This group of stocks materially lagged developed markets and stronger end-markets, adding to Fund performance.

U.S. utilities	Positive	The Fund’s underweight positioning in U.S. utilities contributed positively during the period as the higher interest rate backdrop pressured the group.
International utilities	Negative	International utility performance was mixed but negative overall during the period. The Fund’s underweight position in U.K. water utilities benefited performance, while an underweight to Middle East utilities was a significant detractor.

U.S. industrials	Negative	U.S. industrial activity remained muted during the 12-month period given elevated interest rates, which depressed capital expenditures, and inventory levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Water Fund (Class A /AWTAX) at NAV(1)	31.12%	9.89%	8.62%
Virtus Duff & Phelps Water Fund (Class A /AWTAX) at POP(2),(3)	23.91%	8.65%	8.01%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
S&P Global Water Index (net)	33.47%	11.83%	10.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 664,161,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,188,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$664,161
Total number of portfolio holdings	39
Total advisory fee paid (‘000s)	$4,188
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Water Utilities	27%
Machinery	22%
Commercial Services & Supplies	12%
Building Products	7%
Construction & Engineering	6%
Chemicals	5%
Life Sciences Tools & Services	5%
Trading Companies & Distributors	5%
Electronic Equipment, Instruments & Components	4%
Multi-Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000061367 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Class C
Trading Symbol	AWTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class C / AWTCX	$227	1.97%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a global equity portfolio that invests across the water value chain in companies engaged in improving the sustainability of global water resources. The Fund’s investments are focused on water infrastructure and equipment and technology companies that enhance water supply, quality, and efficiency. Across water end-markets, which include the largest customers of water and water infrastructure, the largest contributors to performance relative to the Fund’s style-specific benchmark for the 12-month period were underweight positions in international industrials and U.S. water utilities and overweight positions in engineering & consulting companies and the municipal end-market, which includes water and wastewater utilities. The largest detractors were an underweight to international utilities and an overweight to U.S. industrials. Among individual securities, the biggest contributors to performance relative to the Fund’s style-specific benchmark for the 12-month period were Core & Main, American States Water, Arcadis, Tetra Tech, and Middlesex Water. The biggest detractors from performance during the period were Idex, Veralto, Essential Utilities, Danaher, and Veolia. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
International industrials	Positive	The Fund had an underweight to emerging markets companies that are exposed to industrial water applications. This group of stocks materially lagged developed markets and stronger end-markets, adding to Fund performance.

U.S. utilities	Positive	The Fund’s underweight positioning in U.S. utilities contributed positively during the period as the higher interest rate backdrop pressured the group.
International utilities	Negative	International utility performance was mixed but negative overall during the period. The Fund’s underweight position in U.K. water utilities benefited performance, while an underweight to Middle East utilities was a significant detractor.

U.S. industrials	Negative	U.S. industrial activity remained muted during the 12-month period given elevated interest rates, which depressed capital expenditures, and inventory levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Water Fund (Class C/AWTCX) at NAV(1) and with CDSC(2)	30.14%	9.07%	7.80%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
S&P Global Water Index (net)	33.47%	11.83%	10.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 664,161,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,188,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$664,161
Total number of portfolio holdings	39
Total advisory fee paid (‘000s)	$4,188
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Water Utilities	27%
Machinery	22%
Commercial Services & Supplies	12%
Building Products	7%
Construction & Engineering	6%
Chemicals	5%
Life Sciences Tools & Services	5%
Trading Companies & Distributors	5%
Electronic Equipment, Instruments & Components	4%
Multi-Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000066034 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Institutional Class
Trading Symbol	AWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Institutional Class / AWTIX	$108	0.93%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a global equity portfolio that invests across the water value chain in companies engaged in improving the sustainability of global water resources. The Fund’s investments are focused on water infrastructure and equipment and technology companies that enhance water supply, quality, and efficiency. Across water end-markets, which include the largest customers of water and water infrastructure, the largest contributors to performance relative to the Fund’s style-specific benchmark for the 12-month period were underweight positions in international industrials and U.S. water utilities and overweight positions in engineering & consulting companies and the municipal end-market, which includes water and wastewater utilities. The largest detractors were an underweight to international utilities and an overweight to U.S. industrials. Among individual securities, the biggest contributors to performance relative to the Fund’s style-specific benchmark for the 12-month period were Core & Main, American States Water, Arcadis, Tetra Tech, and Middlesex Water. The biggest detractors from performance during the period were Idex, Veralto, Essential Utilities, Danaher, and Veolia. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
International industrials	Positive	The Fund had an underweight to emerging markets companies that are exposed to industrial water applications. This group of stocks materially lagged developed markets and stronger end-markets, adding to Fund performance.

U.S. utilities	Positive	The Fund’s underweight positioning in U.S. utilities contributed positively during the period as the higher interest rate backdrop pressured the group.
International utilities	Negative	International utility performance was mixed but negative overall during the period. The Fund’s underweight position in U.K. water utilities benefited performance, while an underweight to Middle East utilities was a significant detractor.

U.S. industrials	Negative	U.S. industrial activity remained muted during the 12-month period given elevated interest rates, which depressed capital expenditures, and inventory levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Water Fund (Institutional Class/AWTIX) at NAV(1)	31.40%	10.21%	8.92%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
S&P Global Water Index (net)	33.47%	11.83%	10.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 664,161,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,188,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$664,161
Total number of portfolio holdings	39
Total advisory fee paid (‘000s)	$4,188
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Water Utilities	27%
Machinery	22%
Commercial Services & Supplies	12%
Building Products	7%
Construction & Engineering	6%
Chemicals	5%
Life Sciences Tools & Services	5%
Trading Companies & Distributors	5%
Electronic Equipment, Instruments & Components	4%
Multi-Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares converted to Institutional Class shares.
C000086672 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class A
Trading Symbol	AOPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class A / AOPAX	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in consumer staples and consumer discretionary contributed the most toward the Fund’s performance relative to the MSCI All Country World ex USA Small Cap Index (net) for the 12-month period. Selection in information technology, financials, and real estate detracted from performance. The fiscal year was marred by an unexpected intervention by the Bank of Japan (BoJ) in the Japanese yen market, which caused Japan to be the biggest detractor. In contrast, stock selection in Italy and Australia added value. The biggest individual contributors to performance for the 12-month period were Sanwa Holdings, Marks and Spencer, Oil India, Super Retail, and JB Hi-Fi. The biggest detractors from performance during the period were Stolt-Nielsen, GeniuS Electronic Optical, Global Mixed-Mode Technology, Hanwa, and LG Innotek. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Currency intervention by the Bank of Japan	Negative	The BoJ made an unexpected intervention in the currency market and caused a sharp appreciation in the yen. The Fund was positioned in favor of Japanese exporters, a group that had a sharp selloff after the intervention.

Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	The severe Covid lockdowns in China in 2022 caused Chinese consumers to lose much of their appetite and confidence. The persistence of this issue showed across the board in services, global travel, and luxury goods, which impacted some emerging markets companies, as well as the overall asset class.

Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus International Small-Cap Fund (Class A /AOPAX) at NAV(1)	19.02%	5.13%	5.00%
Virtus International Small-Cap Fund (Class A /AOPAX) at POP(2),(3)	12.48%	3.95%	4.41%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.22%
MSCI All Country World ex USA Small Cap Index (net)	23.25%	8.21%	6.08%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 49,036,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 202,000
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$49,036
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$202
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Asset Allocation(1)
Banks	9%
Oil, Gas & Consumable Fuels	9%
Beverages	6%
Trading Companies & Distributors	5%
Construction & Engineering	4%
Specialty Retail	4%
Marine Transportation	4%
Electronic Equipment, Instruments & Components	4%
Textiles, Apparel & Luxury Goods	3%
Air Freight & Logistics	3%
Other (includes short-term investment)	49%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000086673 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class C
Trading Symbol	AOPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class C / AOPCX	$218	2.00%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in consumer staples and consumer discretionary contributed the most toward the Fund’s performance relative to the MSCI All Country World ex USA Small Cap Index (net) for the 12-month period. Selection in information technology, financials, and real estate detracted from performance. The fiscal year was marred by an unexpected intervention by the Bank of Japan (BoJ) in the Japanese yen market, which caused Japan to be the biggest detractor. In contrast, stock selection in Italy and Australia added value. The biggest individual contributors to performance for the 12-month period were Sanwa Holdings, Marks and Spencer, Oil India, Super Retail, and JB Hi-Fi. The biggest detractors from performance during the period were Stolt-Nielsen, GeniuS Electronic Optical, Global Mixed-Mode Technology, Hanwa, and LG Innotek. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Currency intervention by the Bank of Japan	Negative	The BoJ made an unexpected intervention in the currency market and caused a sharp appreciation in the yen. The Fund was positioned in favor of Japanese exporters, a group that had a sharp selloff after the intervention.

Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	The severe Covid lockdowns in China in 2022 caused Chinese consumers to lose much of their appetite and confidence. The persistence of this issue showed across the board in services, global travel, and luxury goods, which impacted some emerging markets companies, as well as the overall asset class.

Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus International Small-Cap Fund (Class C/AOPCX) at NAV(1) and with CDSC(2)	18.18%	4.35%	4.20%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.22%
MSCI All Country World ex USA Small Cap Index (net)	23.25%	8.21%	6.08%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 49,036,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 202,000
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$49,036
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$202
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Asset Allocation(1)
Banks	9%
Oil, Gas & Consumable Fuels	9%
Beverages	6%
Trading Companies & Distributors	5%
Construction & Engineering	4%
Specialty Retail	4%
Marine Transportation	4%
Electronic Equipment, Instruments & Components	4%
Textiles, Apparel & Luxury Goods	3%
Air Freight & Logistics	3%
Other (includes short-term investment)	49%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000086675 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	ALOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Institutional Class / ALOIX	$114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in consumer staples and consumer discretionary contributed the most toward the Fund’s performance relative to the MSCI All Country World ex USA Small Cap Index (net) for the 12-month period. Selection in information technology, financials, and real estate detracted from performance. The fiscal year was marred by an unexpected intervention by the Bank of Japan (BoJ) in the Japanese yen market, which caused Japan to be the biggest detractor. In contrast, stock selection in Italy and Australia added value. The biggest individual contributors to performance for the 12-month period were Sanwa Holdings, Marks and Spencer, Oil India, Super Retail, and JB Hi-Fi. The biggest detractors from performance during the period were Stolt-Nielsen, GeniuS Electronic Optical, Global Mixed-Mode Technology, Hanwa, and LG Innotek. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Currency intervention by the Bank of Japan	Negative	The BoJ made an unexpected intervention in the currency market and caused a sharp appreciation in the yen. The Fund was positioned in favor of Japanese exporters, a group that had a sharp selloff after the intervention.

Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	The severe Covid lockdowns in China in 2022 caused Chinese consumers to lose much of their appetite and confidence. The persistence of this issue showed across the board in services, global travel, and luxury goods, which impacted some emerging markets companies, as well as the overall asset class.

Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus International Small-Cap Fund (Institutional Class/ALOIX) at NAV(1)	19.29%	5.35%	5.22%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.22%
MSCI All Country World ex USA Small Cap Index (net)	23.25%	8.21%	6.08%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 49,036,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 202,000
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$49,036
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$202
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Asset Allocation(1)
Banks	9%
Oil, Gas & Consumable Fuels	9%
Beverages	6%
Trading Companies & Distributors	5%
Construction & Engineering	4%
Specialty Retail	4%
Marine Transportation	4%
Electronic Equipment, Instruments & Components	4%
Textiles, Apparel & Luxury Goods	3%
Air Freight & Logistics	3%
Other (includes short-term investment)	49%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares converted to Institutional Class shares.
C000165874 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class R6
Trading Symbol	AIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class R6 / AIISX	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in consumer staples and consumer discretionary contributed the most toward the Fund’s performance relative to the MSCI All Country World ex USA Small Cap Index (net) for the 12-month period. Selection in information technology, financials, and real estate detracted from performance. The fiscal year was marred by an unexpected intervention by the Bank of Japan (BoJ) in the Japanese yen market, which caused Japan to be the biggest detractor. In contrast, stock selection in Italy and Australia added value. The biggest individual contributors to performance for the 12-month period were Sanwa Holdings, Marks and Spencer, Oil India, Super Retail, and JB Hi-Fi. The biggest detractors from performance during the period were Stolt-Nielsen, GeniuS Electronic Optical, Global Mixed-Mode Technology, Hanwa, and LG Innotek. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Currency intervention by the Bank of Japan	Negative	The BoJ made an unexpected intervention in the currency market and caused a sharp appreciation in the yen. The Fund was positioned in favor of Japanese exporters, a group that had a sharp selloff after the intervention.

Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	The severe Covid lockdowns in China in 2022 caused Chinese consumers to lose much of their appetite and confidence. The persistence of this issue showed across the board in services, global travel, and luxury goods, which impacted some emerging markets companies, as well as the overall asset class.

Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (February 1, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus International Small-Cap Fund (Class R6/AIISX) at NAV(1)	19.33%	5.39%	5.49%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	8.05%
MSCI All Country World ex USA Small Cap Index (net)	23.25%	8.21%	8.08%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Feb. 01, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 49,036,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 202,000
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$49,036
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$202
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Asset Allocation(1)
Banks	9%
Oil, Gas & Consumable Fuels	9%
Beverages	6%
Trading Companies & Distributors	5%
Construction & Engineering	4%
Specialty Retail	4%
Marine Transportation	4%
Electronic Equipment, Instruments & Components	4%
Textiles, Apparel & Luxury Goods	3%
Air Freight & Logistics	3%
Other (includes short-term investment)	49%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000148056 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Global Sustainability Fund
Class Name	Class A
Trading Symbol	ASUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Global Sustainability Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Global Sustainability Fund Class A / ASUAX	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the health care and technology sectors detracted from the Fund’s performance relative to the MSCI All Country World Index (net) for the fiscal year. The declines were only somewhat offset by positive stock selection in the financials and consumer staples sectors. By region, security selection across North America and Europe ex-U.K. detracted from performance, while selection in Japan and the U.K. contributed. From an allocation perspective, underweight positions in energy and Asia/Pacific ex-Japan contributed, while overweight exposures across the health care sector and in Japan detracted over the period. The biggest individual contributors to performance for the 12-month period were MonotaRO, NextEra Energy, Autodesk, SEGRO, and ASML. The biggest detractors from performance during the period were Wuxi Biologics, Paycom Software, Humana, NICE, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Wuxi Biologics	Negative	Shares of the biologics development company tumbled following news that a U.S. bill—the BIOSECURE Act—which seeks to limit the U.S.’s ability to contract with some Chinese biotech firms had moved forward in the Senate. The Fund exited the position in the first quarter of 2024.

Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.

MonotaRO	Positive	The Japan-based online business-to-business (B2B) products and services provider reported year-over-year sales growth for the first eight months of 2024. Additionally, the company completed a share buyback program in the third quarter of 2024.

NextEra Energy	Positive	The electric utility and worldwide leader in renewable energy benefitted from optimistic sentiment for utilities amid improved prospects for interest rate cuts and expectations of increased power demand from artificial intelligence usage.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 9, 2014) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus NFJ Global Sustainability Fund (Class A /ASUAX) at NAV(1)	16.53%	9.20%	8.32%
Virtus NFJ Global Sustainability Fund (Class A /ASUAX) at POP(2),(3)	10.12%	7.98%	7.69%
MSCI All Country World Index (net)	31.76%	12.19%	9.45%
Dow Jones Sustainability World Index (net)	29.54%	12.63%	9.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Dec. 09, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 10,291,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 130,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$10,291
Total number of portfolio holdings	58
Total advisory fee paid (‘000s)	$130
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]
Asset Allocation(1)
Software	14%
Banks	7%
Electric Utilities	7%
Specialized REITs	5%
Broadline Retail	5%
Healthcare Equipment & Supplies	4%
Semiconductors & Semiconductor Equipment	4%
Trading Companies & Distributors	4%
Healthcare Providers & Services	3%
Financial Services	3%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000148057 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Global Sustainability Fund
Class Name	Institutional Class
Trading Symbol	ASTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Global Sustainability Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Global Sustainability Fund Institutional Class / ASTNX	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the health care and technology sectors detracted from the Fund’s performance relative to the MSCI All Country World Index (net) for the fiscal year. The declines were only somewhat offset by positive stock selection in the financials and consumer staples sectors. By region, security selection across North America and Europe ex-U.K. detracted from performance, while selection in Japan and the U.K. contributed. From an allocation perspective, underweight positions in energy and Asia/Pacific ex-Japan contributed, while overweight exposures across the health care sector and in Japan detracted over the period. The biggest individual contributors to performance for the 12-month period were MonotaRO, NextEra Energy, Autodesk, SEGRO, and ASML. The biggest detractors from performance during the period were Wuxi Biologics, Paycom Software, Humana, NICE, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Wuxi Biologics	Negative	Shares of the biologics development company tumbled following news that a U.S. bill—the BIOSECURE Act—which seeks to limit the U.S.’s ability to contract with some Chinese biotech firms had moved forward in the Senate. The Fund exited the position in the first quarter of 2024.

Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.

MonotaRO	Positive	The Japan-based online business-to-business (B2B) products and services provider reported year-over-year sales growth for the first eight months of 2024. Additionally, the company completed a share buyback program in the third quarter of 2024.

NextEra Energy	Positive	The electric utility and worldwide leader in renewable energy benefitted from optimistic sentiment for utilities amid improved prospects for interest rate cuts and expectations of increased power demand from artificial intelligence usage.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Institutional Class shares from inception (December 9, 2014). It assumes a $1,000,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus NFJ Global Sustainability Fund (Institutional Class/ASTNX) at NAV(1)	16.86%	9.47%	8.58%
MSCI All Country World Index (net)	31.76%	12.19%	9.45%
Dow Jones Sustainability World Index (net)	29.54%	12.63%	9.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 09, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 10,291,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 130,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$10,291
Total number of portfolio holdings	58
Total advisory fee paid (‘000s)	$130
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]
Asset Allocation(1)
Software	14%
Banks	7%
Electric Utilities	7%
Specialized REITs	5%
Broadline Retail	5%
Healthcare Equipment & Supplies	4%
Semiconductors & Semiconductor Equipment	4%
Trading Companies & Distributors	4%
Healthcare Providers & Services	3%
Financial Services	3%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares converted to Institutional Class shares.
C000086658 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class A
Trading Symbol	ANZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class A / ANZAX	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is benchmarked against the ICE BofA US Convertibles Index. Sectors that helped relative performance the most for the period were technology, industrials, and health care. In technology and health care, issue selection was the primary source of strength. The Fund was overweight to industrials—a sector that outperformed the broad market. Sectors that hurt relative performance the most for the period were media, consumer discretionary, and utilities. In media, both issue selection and asset weighting effects were headwinds. Relative performance was negative in consumer discretionary. The Fund was underweight in utilities—a sector that outperformed the broad market. The biggest individual contributors to absolute performance during the 12-month period were Palo Alto Networks, Royal Caribbean Group, and MicroStrategy. The biggest detractors from absolute performance during the period were Rivian Automotive, Chart Industries, and On Semiconductor. The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Palo Alto Networks	Positive	Palo Alto Networks provides network security solutions. The company’s most recent quarterly results were highlighted by strong billings and new customer additions.
Royal Caribbean	Positive	Royal Caribbean is a cruise company. The company exceeded earnings estimates and management raised earnings guidance due to strong business momentum and cost controls.
Rivian Automotive	Negative	Rivian Automotive is an electric vehicle manufacturer. Concerns about component supply shortages and the potential impact on car production volumes weighed on investor sentiment.
Chart Industries	Negative	Chart Industries manufactures engineered equipment. The company missed earnings expectations and management reduced guidance, pressuring the share price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Convertible Fund (Class A /ANZAX) at NAV(1)	15.64%	10.88%	9.32%
Virtus Convertible Fund (Class A /ANZAX) at POP(2),(3)	9.28%	9.64%	8.71%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA U.S. Convertibles Index	14.68%	10.49%	8.88%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,313,683,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 5,814,000
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,313,683
Total number of portfolio holdings	114
Total advisory fee paid (‘000s)	$5,814
Portfolio turnover rate as of the end of the reporting period	152%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		89%
Internet	14%
Software	9%
Computers	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		8%
Equity-Linked Notes		3%
Financial Services	2%
Banks	1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000086659 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class C
Trading Symbol	ANZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class C / ANZCX	$186	1.73%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is benchmarked against the ICE BofA US Convertibles Index. Sectors that helped relative performance the most for the period were technology, industrials, and health care. In technology and health care, issue selection was the primary source of strength. The Fund was overweight to industrials—a sector that outperformed the broad market. Sectors that hurt relative performance the most for the period were media, consumer discretionary, and utilities. In media, both issue selection and asset weighting effects were headwinds. Relative performance was negative in consumer discretionary. The Fund was underweight in utilities—a sector that outperformed the broad market. The biggest individual contributors to absolute performance during the 12-month period were Palo Alto Networks, Royal Caribbean Group, and MicroStrategy. The biggest detractors from absolute performance during the period were Rivian Automotive, Chart Industries, and On Semiconductor. The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Palo Alto Networks	Positive	Palo Alto Networks provides network security solutions. The company’s most recent quarterly results were highlighted by strong billings and new customer additions.
Royal Caribbean	Positive	Royal Caribbean is a cruise company. The company exceeded earnings estimates and management raised earnings guidance due to strong business momentum and cost controls.
Rivian Automotive	Negative	Rivian Automotive is an electric vehicle manufacturer. Concerns about component supply shortages and the potential impact on car production volumes weighed on investor sentiment.
Chart Industries	Negative	Chart Industries manufactures engineered equipment. The company missed earnings expectations and management reduced guidance, pressuring the share price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Convertible Fund (Class C/ANZCX) at NAV(1) and with CDSC(2)	15.06%	10.09%	8.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA U.S. Convertibles Index	14.68%	10.49%	8.88%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,313,683,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 5,814,000
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,313,683
Total number of portfolio holdings	114
Total advisory fee paid (‘000s)	$5,814
Portfolio turnover rate as of the end of the reporting period	152%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		89%
Internet	14%
Software	9%
Computers	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		8%
Equity-Linked Notes		3%
Financial Services	2%
Banks	1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000086661 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Institutional Class
Trading Symbol	ANNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Institutional Class / ANNPX	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is benchmarked against the ICE BofA US Convertibles Index. Sectors that helped relative performance the most for the period were technology, industrials, and health care. In technology and health care, issue selection was the primary source of strength. The Fund was overweight to industrials—a sector that outperformed the broad market. Sectors that hurt relative performance the most for the period were media, consumer discretionary, and utilities. In media, both issue selection and asset weighting effects were headwinds. Relative performance was negative in consumer discretionary. The Fund was underweight in utilities—a sector that outperformed the broad market. The biggest individual contributors to absolute performance during the 12-month period were Palo Alto Networks, Royal Caribbean Group, and MicroStrategy. The biggest detractors from absolute performance during the period were Rivian Automotive, Chart Industries, and On Semiconductor. The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Palo Alto Networks	Positive	Palo Alto Networks provides network security solutions. The company’s most recent quarterly results were highlighted by strong billings and new customer additions.
Royal Caribbean	Positive	Royal Caribbean is a cruise company. The company exceeded earnings estimates and management raised earnings guidance due to strong business momentum and cost controls.
Rivian Automotive	Negative	Rivian Automotive is an electric vehicle manufacturer. Concerns about component supply shortages and the potential impact on car production volumes weighed on investor sentiment.
Chart Industries	Negative	Chart Industries manufactures engineered equipment. The company missed earnings expectations and management reduced guidance, pressuring the share price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Convertible Fund (Institutional Class/ANNPX) at NAV(1)	16.22%	11.22%	9.66%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA U.S. Convertibles Index	14.68%	10.49%	8.88%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,313,683,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 5,814,000
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,313,683
Total number of portfolio holdings	114
Total advisory fee paid (‘000s)	$5,814
Portfolio turnover rate as of the end of the reporting period	152%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		89%
Internet	14%
Software	9%
Computers	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		8%
Equity-Linked Notes		3%
Financial Services	2%
Banks	1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
C000235255 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class R6
Trading Symbol	VAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class R6 / VAADX	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is benchmarked against the ICE BofA US Convertibles Index. Sectors that helped relative performance the most for the period were technology, industrials, and health care. In technology and health care, issue selection was the primary source of strength. The Fund was overweight to industrials—a sector that outperformed the broad market. Sectors that hurt relative performance the most for the period were media, consumer discretionary, and utilities. In media, both issue selection and asset weighting effects were headwinds. Relative performance was negative in consumer discretionary. The Fund was underweight in utilities—a sector that outperformed the broad market. The biggest individual contributors to absolute performance during the 12-month period were Palo Alto Networks, Royal Caribbean Group, and MicroStrategy. The biggest detractors from absolute performance during the period were Rivian Automotive, Chart Industries, and On Semiconductor. The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Palo Alto Networks	Positive	Palo Alto Networks provides network security solutions. The company’s most recent quarterly results were highlighted by strong billings and new customer additions.
Royal Caribbean	Positive	Royal Caribbean is a cruise company. The company exceeded earnings estimates and management raised earnings guidance due to strong business momentum and cost controls.
Rivian Automotive	Negative	Rivian Automotive is an electric vehicle manufacturer. Concerns about component supply shortages and the potential impact on car production volumes weighed on investor sentiment.
Chart Industries	Negative	Chart Industries manufactures engineered equipment. The company missed earnings expectations and management reduced guidance, pressuring the share price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 31, 2022). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus Convertible Fund (Class R6/VAADX) at NAV(1)	16.32%	1.84%
Bloomberg U.S. Aggregate Bond Index	11.57%	(0.76)%
ICE BofA U.S. Convertibles Index	14.68%	2.05%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 31, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,313,683,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 5,814,000
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,313,683
Total number of portfolio holdings	114
Total advisory fee paid (‘000s)	$5,814
Portfolio turnover rate as of the end of the reporting period	152%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		89%
Internet	14%
Software	9%
Computers	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		8%
Equity-Linked Notes		3%
Financial Services	2%
Banks	1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000118783 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Class A
Trading Symbol	AZMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class A / AZMAX	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and technology sectors detracted from the Fund’s performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. The declines were only somewhat offset by positive stock selection in the real estate sector. From a country perspective, security selection across China and India detracted from performance, while selection in Brazil and Qatar contributed. From an allocation perspective, overweight positions in consumer discretionary and the Netherlands contributed, while an overweight in technology and underweight in Taiwan detracted over the period. The biggest individual contributors to performance for the 12-month period were Taiwan Semiconductor Manufacturing, ASML, Alibaba, Tencent, and JD.com. The biggest detractors from performance during the period were Li Ning, Samsung Electronics, NICE, Kanzhun, and Wuxi Biologics. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to over-forecast demand, and price discounting in its product line that narrowed profit margins. The Fund exited the position in the third quarter of 2024.

Samsung Electronics	Negative	The South Korean appliance, consumer electronics, and electronic components manufacturer largely performed well over the period, benefitting in part from the artificial intelligence (AI) boom fueling demand for the company’s advanced chips. However, signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August of 2024, and Samsung Electronics was not immune to this trend.

Taiwan Semiconductor Manufacturing	Positive	Shares of the world’s largest contract semiconductor chip manufacturer set a new record high in the third quarter of 2024 due to surging demand for AI chips.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers including the transition to renewable energy, electrification, and the proliferation of AI.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus NFJ Emerging Markets Value Fund (Class A /AZMAX) at NAV(1)	11.52%	3.20%	3.06%
Virtus NFJ Emerging Markets Value Fund (Class A /AZMAX) at POP(2),(3)	5.39%	2.04%	2.47%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 20,092,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 93,000
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$20,092
Total number of portfolio holdings	92
Total advisory fee paid (‘000s)	$93
Portfolio turnover rate as of the end of the reporting period	119%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Financials	15%
Communication Services	8%
Industrials	7%
Energy	6%
Materials	4%
Other	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000118784 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Class C
Trading Symbol	AZMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class C / AZMCX	$203	1.93%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and technology sectors detracted from the Fund’s performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. The declines were only somewhat offset by positive stock selection in the real estate sector. From a country perspective, security selection across China and India detracted from performance, while selection in Brazil and Qatar contributed. From an allocation perspective, overweight positions in consumer discretionary and the Netherlands contributed, while an overweight in technology and underweight in Taiwan detracted over the period. The biggest individual contributors to performance for the 12-month period were Taiwan Semiconductor Manufacturing, ASML, Alibaba, Tencent, and JD.com. The biggest detractors from performance during the period were Li Ning, Samsung Electronics, NICE, Kanzhun, and Wuxi Biologics. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to over-forecast demand, and price discounting in its product line that narrowed profit margins. The Fund exited the position in the third quarter of 2024.

Samsung Electronics	Negative	The South Korean appliance, consumer electronics, and electronic components manufacturer largely performed well over the period, benefitting in part from the artificial intelligence (AI) boom fueling demand for the company’s advanced chips. However, signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August of 2024, and Samsung Electronics was not immune to this trend.

Taiwan Semiconductor Manufacturing	Positive	Shares of the world’s largest contract semiconductor chip manufacturer set a new record high in the third quarter of 2024 due to surging demand for AI chips.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers including the transition to renewable energy, electrification, and the proliferation of AI.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus NFJ Emerging Markets Value Fund (Class C/AZMCX) at NAV(1) and with CDSC(2)	10.66%	2.45%	2.29%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 20,092,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 93,000
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$20,092
Total number of portfolio holdings	92
Total advisory fee paid (‘000s)	$93
Portfolio turnover rate as of the end of the reporting period	119%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Financials	15%
Communication Services	8%
Industrials	7%
Energy	6%
Materials	4%
Other	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000118780 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	AZMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Institutional Class / AZMIX	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and technology sectors detracted from the Fund’s performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. The declines were only somewhat offset by positive stock selection in the real estate sector. From a country perspective, security selection across China and India detracted from performance, while selection in Brazil and Qatar contributed. From an allocation perspective, overweight positions in consumer discretionary and the Netherlands contributed, while an overweight in technology and underweight in Taiwan detracted over the period. The biggest individual contributors to performance for the 12-month period were Taiwan Semiconductor Manufacturing, ASML, Alibaba, Tencent, and JD.com. The biggest detractors from performance during the period were Li Ning, Samsung Electronics, NICE, Kanzhun, and Wuxi Biologics. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to over-forecast demand, and price discounting in its product line that narrowed profit margins. The Fund exited the position in the third quarter of 2024.

Samsung Electronics	Negative	The South Korean appliance, consumer electronics, and electronic components manufacturer largely performed well over the period, benefitting in part from the artificial intelligence (AI) boom fueling demand for the company’s advanced chips. However, signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August of 2024, and Samsung Electronics was not immune to this trend.

Taiwan Semiconductor Manufacturing	Positive	Shares of the world’s largest contract semiconductor chip manufacturer set a new record high in the third quarter of 2024 due to surging demand for AI chips.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers including the transition to renewable energy, electrification, and the proliferation of AI.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus NFJ Emerging Markets Value Fund (Institutional Class/AZMIX) at NAV(1)	11.81%	3.46%	3.32%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 20,092,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 93,000
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$20,092
Total number of portfolio holdings	92
Total advisory fee paid (‘000s)	$93
Portfolio turnover rate as of the end of the reporting period	119%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	26%
Consumer Discretionary	25%
Financials	15%
Communication Services	8%
Industrials	7%
Energy	6%
Materials	4%
Other	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares converted to Institutional Class shares.
C000075799 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class A
Trading Symbol	PALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class A / PALAX	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund gains exposure to a diversified universe of asset classes through mutual funds, exchange-traded funds (ETFs), equities, bonds, and derivatives, among other instruments. In the Fund’s core equity exposures, security selection was the primary detractor from performance relative to the blended style-specific benchmark of 60% MSCI All Country World Index (net)/40% Bloomberg U.S. Aggregate Bond Index for the fiscal year. Top contributors to results included a trend-based overlay strategy that takes active positions across asset classes, particularly the strategy’s long exposure to global equities, which was maintained throughout most of the reporting period. In the fixed income segment of the Fund, security selection within sustainably oriented fixed income exposures, including green bonds, contributed, as did credit selection and, at times, to the Fund’s longer duration or increased sensitivity to changes in interest rates. Additionally, exposure to equities with lower volatility than the broader market detracted. Such low-volatility equities trailed traditional indexes, as equities with higher volatility generally outperformed during the period. Finally, clean energy-oriented equity exposures detracted for the fiscal year. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
China vs. U.S. equities	Negative	The Fund had exposure to a global equity strategy (Virtus NFJ Global Sustainability Fund) that had been overweight China equities since July 2023, as China underperformed the U.S.
Global value vs. global growth equities	Negative	The Fund had exposure to a global equity strategy (Virtus NFJ Global Sustainability Fund) that had several value-oriented positions that underperformed broader global equities.
Overweight global equities	Positive	The Fund benefitted from an overweight position in global equities during a period in which these equities, as measured by the MSCI All Country World Index (net), were up 31.76%. The Fund had an average exposure of approximately 65% to global equities versus the blended style-specific benchmark’s exposure of 60%.

Falling U.S. inflation pushed down U.S. Treasury yields	Positive	While the Fund’s duration positioning fluctuated during the fiscal year, the Fund’s longer U.S. duration in the second and third quarters of 2024 contributed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Global Allocation Fund (Class A /PALAX) at NAV(1)	20.00%	6.55%	5.15%
Virtus Global Allocation Fund (Class A /PALAX) at POP(2),(3)	13.40%	5.35%	4.55%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index	23.38%	7.58%	6.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 147,749,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$147,749
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		30%
Insurance	3%
Banks	3%
Software	2%
All other Common Stocks	22%
Affiliated Mutual Funds		18%
Corporate Bonds and Notes		15%
Banks	4%
Electric Utilities	4%
Financial Services	1%
All other Corporate Bonds and Notes	6%
Short-Term Investment		13%
Mortgage-Backed Securities		9%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Other		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000075793 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class C
Trading Symbol	PALCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class C / PALCX	$139	1.27%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund gains exposure to a diversified universe of asset classes through mutual funds, exchange-traded funds (ETFs), equities, bonds, and derivatives, among other instruments. In the Fund’s core equity exposures, security selection was the primary detractor from performance relative to the blended style-specific benchmark of 60% MSCI All Country World Index (net)/40% Bloomberg U.S. Aggregate Bond Index for the fiscal year. Top contributors to results included a trend-based overlay strategy that takes active positions across asset classes, particularly the strategy’s long exposure to global equities, which was maintained throughout most of the reporting period. In the fixed income segment of the Fund, security selection within sustainably oriented fixed income exposures, including green bonds, contributed, as did credit selection and, at times, to the Fund’s longer duration or increased sensitivity to changes in interest rates. Additionally, exposure to equities with lower volatility than the broader market detracted. Such low-volatility equities trailed traditional indexes, as equities with higher volatility generally outperformed during the period. Finally, clean energy-oriented equity exposures detracted for the fiscal year. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
China vs. U.S. equities	Negative	The Fund had exposure to a global equity strategy (Virtus NFJ Global Sustainability Fund) that had been overweight China equities since July 2023, as China underperformed the U.S.
Global value vs. global growth equities	Negative	The Fund had exposure to a global equity strategy (Virtus NFJ Global Sustainability Fund) that had several value-oriented positions that underperformed broader global equities.
Overweight global equities	Positive	The Fund benefitted from an overweight position in global equities during a period in which these equities, as measured by the MSCI All Country World Index (net), were up 31.76%. The Fund had an average exposure of approximately 65% to global equities versus the blended style-specific benchmark’s exposure of 60%.

Falling U.S. inflation pushed down U.S. Treasury yields	Positive	While the Fund’s duration positioning fluctuated during the fiscal year, the Fund’s longer U.S. duration in the second and third quarters of 2024 contributed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Global Allocation Fund (Class C/PALCX) at NAV(1) and with CDSC(2)	19.25%	5.75%	4.37%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index	23.38%	7.58%	6.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 147,749,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$147,749
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		30%
Insurance	3%
Banks	3%
Software	2%
All other Common Stocks	22%
Affiliated Mutual Funds		18%
Corporate Bonds and Notes		15%
Banks	4%
Electric Utilities	4%
Financial Services	1%
All other Corporate Bonds and Notes	6%
Short-Term Investment		13%
Mortgage-Backed Securities		9%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Other		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000075797 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Institutional Class
Trading Symbol	PALLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Institutional Class / PALLX	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund gains exposure to a diversified universe of asset classes through mutual funds, exchange-traded funds (ETFs), equities, bonds, and derivatives, among other instruments. In the Fund’s core equity exposures, security selection was the primary detractor from performance relative to the blended style-specific benchmark of 60% MSCI All Country World Index (net)/40% Bloomberg U.S. Aggregate Bond Index for the fiscal year. Top contributors to results included a trend-based overlay strategy that takes active positions across asset classes, particularly the strategy’s long exposure to global equities, which was maintained throughout most of the reporting period. In the fixed income segment of the Fund, security selection within sustainably oriented fixed income exposures, including green bonds, contributed, as did credit selection and, at times, to the Fund’s longer duration or increased sensitivity to changes in interest rates. Additionally, exposure to equities with lower volatility than the broader market detracted. Such low-volatility equities trailed traditional indexes, as equities with higher volatility generally outperformed during the period. Finally, clean energy-oriented equity exposures detracted for the fiscal year. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
China vs. U.S. equities	Negative	The Fund had exposure to a global equity strategy (Virtus NFJ Global Sustainability Fund) that had been overweight China equities since July 2023, as China underperformed the U.S.
Global value vs. global growth equities	Negative	The Fund had exposure to a global equity strategy (Virtus NFJ Global Sustainability Fund) that had several value-oriented positions that underperformed broader global equities.
Overweight global equities	Positive	The Fund benefitted from an overweight position in global equities during a period in which these equities, as measured by the MSCI All Country World Index (net), were up 31.76%. The Fund had an average exposure of approximately 65% to global equities versus the blended style-specific benchmark’s exposure of 60%.

Falling U.S. inflation pushed down U.S. Treasury yields	Positive	While the Fund’s duration positioning fluctuated during the fiscal year, the Fund’s longer U.S. duration in the second and third quarters of 2024 contributed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Global Allocation Fund (Institutional Class/PALLX) at NAV(1)	20.47%	6.81%	5.39%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index	23.38%	7.58%	6.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 147,749,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$147,749
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		30%
Insurance	3%
Banks	3%
Software	2%
All other Common Stocks	22%
Affiliated Mutual Funds		18%
Corporate Bonds and Notes		15%
Banks	4%
Electric Utilities	4%
Financial Services	1%
All other Corporate Bonds and Notes	6%
Short-Term Investment		13%
Mortgage-Backed Securities		9%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Other		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
C000160541 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class R6
Trading Symbol	AGASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class R6 / AGASX	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund gains exposure to a diversified universe of asset classes through mutual funds, exchange-traded funds (ETFs), equities, bonds, and derivatives, among other instruments. In the Fund’s core equity exposures, security selection was the primary detractor from performance relative to the blended style-specific benchmark of 60% MSCI All Country World Index (net)/40% Bloomberg U.S. Aggregate Bond Index for the fiscal year. Top contributors to results included a trend-based overlay strategy that takes active positions across asset classes, particularly the strategy’s long exposure to global equities, which was maintained throughout most of the reporting period. In the fixed income segment of the Fund, security selection within sustainably oriented fixed income exposures, including green bonds, contributed, as did credit selection and, at times, to the Fund’s longer duration or increased sensitivity to changes in interest rates. Additionally, exposure to equities with lower volatility than the broader market detracted. Such low-volatility equities trailed traditional indexes, as equities with higher volatility generally outperformed during the period. Finally, clean energy-oriented equity exposures detracted for the fiscal year. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
China vs. U.S. equities	Negative	The Fund had exposure to a global equity strategy (Virtus NFJ Global Sustainability Fund) that had been overweight China equities since July 2023, as China underperformed the U.S.
Global value vs. global growth equities	Negative	The Fund had exposure to a global equity strategy (Virtus NFJ Global Sustainability Fund) that had several value-oriented positions that underperformed broader global equities.
Overweight global equities	Positive	The Fund benefitted from an overweight position in global equities during a period in which these equities, as measured by the MSCI All Country World Index (net), were up 31.76%. The Fund had an average exposure of approximately 65% to global equities versus the blended style-specific benchmark’s exposure of 60%.

Falling U.S. inflation pushed down U.S. Treasury yields	Positive	While the Fund’s duration positioning fluctuated during the fiscal year, the Fund’s longer U.S. duration in the second and third quarters of 2024 contributed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (September 8, 2015). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market indexes and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Global Allocation Fund (Class R6/AGASX) at NAV(1)	20.49%	6.88%	6.44%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.78%
MSCI All Country World Index (net)	31.76%	12.19%	10.95%
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index	23.38%	7.58%	7.43%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Sep. 08, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 147,749,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$147,749
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		30%
Insurance	3%
Banks	3%
Software	2%
All other Common Stocks	22%
Affiliated Mutual Funds		18%
Corporate Bonds and Notes		15%
Banks	4%
Electric Utilities	4%
Financial Services	1%
All other Corporate Bonds and Notes	6%
Short-Term Investment		13%
Mortgage-Backed Securities		9%
U.S. Government Securities		6%
Asset-Backed Securities		4%
Other		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000103876 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class A
Trading Symbol	ASHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class A / ASHAX	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive issue selection in health care, technology, and midstream energy contributed to the Fund’s outperformance relative to the ICE BofA 1-3Y BB US Cash Pay High Yield Index. Issue selection in media other, issue selection in electric, and an allocation to financial/lease detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by DirecTV, FLY Leasing, LSB Industries, Consensus Cloud Solutions, and Medline Borrower. The biggest detractors from absolute performance were bonds issued by Sunnova Energy, Millenium Escrow, Kronos Acquisition, Hertz, and Holly Energy Partners. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Decline in credit spreads	Positive	The Fund maintained meaningfully greater exposure to credit risk than the benchmark during the fiscal year, so the decline in credit spreads aided in performance. Spread refers to the additional yield over the yield of a risk-free government bond.

Allocation to BBB-rated bonds	Positive	The Fund had an out-of-index allocation to BBB-rated bonds, which was a positive contributor to relative performance versus the benchmark.
Expectations for rising electricity prices	Negative	The Fund was underweight names that benefitted from rising demand for electricity such as independent power producers and renewable energy producers.
Reduced exposure to financials	Negative	The Fund’s allocation to the financials industry was underweight relative to the benchmark. Financials outperformed during the year as interest rates declined and recession fears abated.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Short Duration High Income Fund (Class A /ASHAX) at NAV(1)	11.30%	4.93%	4.38%
Virtus Newfleet Short Duration High Income Fund (Class A /ASHAX) at POP(2),(3)	8.79%	4.45%	4.14%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index	10.13%	4.30%	4.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 590,587,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,969,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$590,587
Total number of portfolio holdings	146
Total advisory fee paid (‘000s)	$1,969
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		87%
Financials	15%
Energy	15%
Communication Services	13%
All other Corporate Bonds and Notes	44%
Leveraged Loans		13%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000103877 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class C
Trading Symbol	ASHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class C / ASHCX	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive issue selection in health care, technology, and midstream energy contributed to the Fund’s outperformance relative to the ICE BofA 1-3Y BB US Cash Pay High Yield Index. Issue selection in media other, issue selection in electric, and an allocation to financial/lease detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by DirecTV, FLY Leasing, LSB Industries, Consensus Cloud Solutions, and Medline Borrower. The biggest detractors from absolute performance were bonds issued by Sunnova Energy, Millenium Escrow, Kronos Acquisition, Hertz, and Holly Energy Partners. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Decline in credit spreads	Positive	The Fund maintained meaningfully greater exposure to credit risk than the benchmark during the fiscal year, so the decline in credit spreads aided in performance. Spread refers to the additional yield over the yield of a risk-free government bond.

Allocation to BBB-rated bonds	Positive	The Fund had an out-of-index allocation to BBB-rated bonds, which was a positive contributor to relative performance versus the benchmark.
Expectations for rising electricity prices	Negative	The Fund was underweight names that benefitted from rising demand for electricity such as independent power producers and renewable energy producers.
Reduced exposure to financials	Negative	The Fund’s allocation to the financials industry was underweight relative to the benchmark. Financials outperformed during the year as interest rates declined and recession fears abated.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Short Duration High Income Fund (Class C/ASHCX) at NAV(1) and with CDSC(2)	11.11%	4.67%	4.12%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index	10.13%	4.30%	4.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 590,587,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,969,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$590,587
Total number of portfolio holdings	146
Total advisory fee paid (‘000s)	$1,969
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		87%
Financials	15%
Energy	15%
Communication Services	13%
All other Corporate Bonds and Notes	44%
Leveraged Loans		13%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000103878 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	ASHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Institutional Class / ASHIX	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive issue selection in health care, technology, and midstream energy contributed to the Fund’s outperformance relative to the ICE BofA 1-3Y BB US Cash Pay High Yield Index. Issue selection in media other, issue selection in electric, and an allocation to financial/lease detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by DirecTV, FLY Leasing, LSB Industries, Consensus Cloud Solutions, and Medline Borrower. The biggest detractors from absolute performance were bonds issued by Sunnova Energy, Millenium Escrow, Kronos Acquisition, Hertz, and Holly Energy Partners. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Decline in credit spreads	Positive	The Fund maintained meaningfully greater exposure to credit risk than the benchmark during the fiscal year, so the decline in credit spreads aided in performance. Spread refers to the additional yield over the yield of a risk-free government bond.

Allocation to BBB-rated bonds	Positive	The Fund had an out-of-index allocation to BBB-rated bonds, which was a positive contributor to relative performance versus the benchmark.
Expectations for rising electricity prices	Negative	The Fund was underweight names that benefitted from rising demand for electricity such as independent power producers and renewable energy producers.
Reduced exposure to financials	Negative	The Fund’s allocation to the financials industry was underweight relative to the benchmark. Financials outperformed during the year as interest rates declined and recession fears abated.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Short Duration High Income Fund (Institutional Class/ASHIX) at NAV(1)	11.72%	5.21%	4.66%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index	10.13%	4.30%	4.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	May 10, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 590,587,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,969,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$590,587
Total number of portfolio holdings	146
Total advisory fee paid (‘000s)	$1,969
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		87%
Financials	15%
Energy	15%
Communication Services	13%
All other Corporate Bonds and Notes	44%
Leveraged Loans		13%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective May 10, 2024, Class P shares converted to Institutional Class shares.
C000177646 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class R6
Trading Symbol	ASHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class R6 / ASHSX	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive issue selection in health care, technology, and midstream energy contributed to the Fund’s outperformance relative to the ICE BofA 1-3Y BB US Cash Pay High Yield Index. Issue selection in media other, issue selection in electric, and an allocation to financial/lease detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by DirecTV, FLY Leasing, LSB Industries, Consensus Cloud Solutions, and Medline Borrower. The biggest detractors from absolute performance were bonds issued by Sunnova Energy, Millenium Escrow, Kronos Acquisition, Hertz, and Holly Energy Partners. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Decline in credit spreads	Positive	The Fund maintained meaningfully greater exposure to credit risk than the benchmark during the fiscal year, so the decline in credit spreads aided in performance. Spread refers to the additional yield over the yield of a risk-free government bond.

Allocation to BBB-rated bonds	Positive	The Fund had an out-of-index allocation to BBB-rated bonds, which was a positive contributor to relative performance versus the benchmark.
Expectations for rising electricity prices	Negative	The Fund was underweight names that benefitted from rising demand for electricity such as independent power producers and renewable energy producers.
Reduced exposure to financials	Negative	The Fund’s allocation to the financials industry was underweight relative to the benchmark. Financials outperformed during the year as interest rates declined and recession fears abated.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (February 1, 2017). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Short Duration High Income Fund (Class R6/ASHSX) at NAV(1)	11.68%	5.25%	4.67%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.74%
ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index	10.13%	4.30%	4.31%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 590,587,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,969,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$590,587
Total number of portfolio holdings	146
Total advisory fee paid (‘000s)	$1,969
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		87%
Financials	15%
Energy	15%
Communication Services	13%
All other Corporate Bonds and Notes	44%
Leveraged Loans		13%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.